Shareholders' Deficiency (Details) - USD ($)	1 Months Ended																		12 Months Ended
	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Jul. 31, 2015	Jul. 29, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	May. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014
Shareholders' Equity (Textual)
Preferred stock, shares authorized																			350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock purchase agreement					$ 10,000,000
Weighted average price of common stock percentage					80.00%
Maximum investment amount on shares					$ 3,000,000
Investment ownership percentage					9.99%
Maturity date					Apr. 15, 2016
Promissory note principal amount, percentage					3.00%
Equity Line Purchase					$ 500,000														$ 2,500,000
Issuance cost					$ (453,162)
Commitment fee					3.00%
Research and Development in Process																				$ 4,000,000
Net proceeds received from public offering																				1,937,894
Value of shares issued																			$ 1,339,177	$ 470,475
Warrant [Member]
Shareholders' Equity (Textual)
Issuance of common stock from exercise of stock options, shares																			1,746,429	586,081
Stock Issued During Period, Shares, Conversion of Units																				1,169,318
Kodiak Capital [Member]
Shareholders' Equity (Textual)
Common stock right to sell in future period					$ 5,000,000
Kingsbrook [Member]
Shareholders' Equity (Textual)
Common stock right to sell in future period					4,000,000
River North [Member]
Shareholders' Equity (Textual)
Common stock purchase agreement					10,000,000
Common stock right to sell in future period					$ 1,000,000
Lincoln Park Capital Fund Llc [Member]
Shareholders' Equity (Textual)
Value of shares issued																		$ 10,600,000
Closing price of common shares																		$ 2.50
Period For Aff Iliates To Purchase Common Stock Under Agreement																		In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park"). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares ("Regular Purchase") of the Company's common stock every two business days, up to an aggregate of $10.6 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date.
Number of shares issued as commitment fee																		100,000
Maximum Additional Commitment Shares Upon Relative Proportion Of Purchases Compared																		122,070
Proceed from common stock agreement gross																		$ 10,000,000
Description Of Purchase Agreement																		In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day ("Accelerate Purchase Date") additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Common Stock [Member]
Shareholders' Equity (Textual)
Issuance of common stock from exercise of warrants, shares																			1,746,429
Issuance of common stock pursuant to Lincoln Park Equity line, Shares	75,894	151,843				384,237	76,364		153,010				76,904		76,907	76,932			841,348	230,743
Issuance of common stock as partial consideration for services performed, Shares																			166,282	121,000
Issuance of common stock from exercise of stock options, shares												336,081							33,125	36,672
Issuance of common stock pursuant to Equity Line Purchase Agreement, Shares			609,535																4,545,770
Equity Line Purchase																			$ 4,546
Issuance cost
Issuance of common stock from cashless exercise of warrants,shares			25,000					8,125				65,115								143,004
Stock Issued During Period Share Of Vested Stock Options Exercised													7,500	29,172
Issuance of common stock to collaboration partner, Shares														43,067						43,067
Research and Development in Process											$ 1,849,113
Stock Issued During Period, Shares, Conversion of Units																				1,886,530
Value of shares issued																			$ 842	$ 231
Number of common stock shares sold																			825,000	225,000
Number of commitment shares issued																			16,348	5,743
Net proceeds from common stock sold																			$ 1,339,177	$ 470,475
Common Stock [Member] | Warrant [Member]
Shareholders' Equity (Textual)
Issuance of common stock from exercise of stock options, shares																	250,000
Issuance of common stock from cashless exercise of warrants,shares				7,143	198,714			356,786	482,000	701,786							77,889